Account Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 7,415,011	$ 2,120,261
Allowance for credit loss	(1,112,315)	(109,214)
Total accounts receivable, net	$ 6,302,696	$ 2,011,047